Trade Accounts and Notes Receivable - Summary of Trade Accounts and Notes Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Current trade accounts and notes receivable	₩ 11,183,974	₩ 10,821,488
Non-current
Non-current trade accounts and notes receivable	19,708	27,779
Gross amount [member]
Current
Trade accounts and notes receivable	10,133,140	9,654,809
Due from customers for contract work	1,580,558	1,488,180
Non-current
Trade accounts and notes receivable	64,902	72,387
Allowance for credit losses [member]
Current
Less: Allowance for doubtful accounts	(529,724)	(321,501)
Non-current
Less: Allowance for doubtful accounts	₩ (45,194)	₩ (44,608)